ORACO RESOURCES, INC. - CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Net loss	$ (97,835)	$ (97,988)	$ (100,123)
Depreciation and amortization	145	234	234
Decrease in prepaid expenses		1,500
Increase in due from related party	(36,500)	(36,500)	(36,500)
Increase in accounts payable		9,414	9,414
Net cash used in operating activities		(50,340)	(53,975)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Cash acquired upon merger		78	78
Purchase of trademark	(5,775)	(5,775)	(5,775)
Net cash used in investing activities		(5,697)	(5,697)
Proceeds from line of credit - related party		6,164	6,799
Repayments for line of credit - related party		(10)	(10)
Proceeds from sale of common stock, net of offering costs		50,000	53,000
Net cash provided by financing activities		56,154	59,789
NET CHANGE IN CASH		117	117
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD	117	117	117
Acquisition of Oraco Resources and JYork Industries;
Assets acquired		50,000	50,000
Liabilities assumed		(4,574)	(4,574)
Common stock payable assumed	(50,000)	(50,000)	(50,000)
Total acquired, excluding cash	(5,274)	(5,274)	(5,274)
Common stock for reverse merger	$ 8,344	$ 8,344	$ 8,344